Investment Securities (Scheduled Maturities of Securities Available for Sale) (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Available for sale securities, amortized cost
Due in one year or less, amortized cost	$ 729
Due after one year through five years, amortized cost	8,435
Due after five years through ten years, amortized cost	21,371
Due after ten years, amortized cost	20,803
Available for sale securities, amortized cost	51,338
Available for sale securities, fair value
Due in one year or less, fair value	730
Due after one year through five years, fair value	8,398
Due after five years through ten years, fair value	20,975
Due after ten years, fair value	20,572
Available for sale securities, fair value	$ 50,675